LEASES	9 Months Ended
Sep. 30, 2022
LEASES
LEASES

15.LEASES

The Group’s leases mainly related to building and the rights to use the land. The total expense related to short-term leases were insignificant for the nine months ended September 30, 2021 and 2022, and sublease income of the Group which is recognized in revenues in the unaudited interim consolidated statements of comprehensive income were RMB100 and RMB89 for the nine months ended September 30, 2021 and 2022, respectively. For lease concession related to the Covid-19, the Group recognizes a negative lease expense of RMB52 and RMB199 for the nine months ended September 30, 2021 and 2022 under the relief as the Group elects using the variable lease expense approach.

The Group recorded an impairment charge of the operating lease right-of-use assets of RMB3 and RMB59 for the nine months ended September 30, 2021 and 2022, respectively.

A summary of supplemental information related to operating leases in the nine months ended September 30, 2021 and 2022 is as follows:

	Nine Months Ended September 30,
	2021		2022
Lease cost:
Operating fixed lease cost	2,999		3,165
Finance lease cost
— Amortization of ROU assets	59		69
— Interest on lease liabilities	72		86
Short term lease cost	0		0
Operating variable lease cost	(12)		(87)
Total lease cost	3,118		3,233

Other information:
Weighted average remaining lease term
Operating leases	13	years	13	years
Finance leases	28	years	28	years
Weighted average discount rate
Operating leases	6.22%		6.31%
Finance leases	3.97%		3.98%

As of September 30, 2022, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter are as follows:

	Total Operating Leases	Total Finance Leases
Remainder of 2022	1,097	39
2023	4,099	162
2024	4,146	167
2025	3,924	166
2026	3,724	168
Thereafter	27,070	4,143

Total minimum lease payments	44,060	4,845

Less: amount representing interest	13,112	1,943

Present value of minimum lease payments	30,948	2,902

As of September 30, 2022, the Group has entered 32 lease contracts that the Group expects to account for as operating or finance leases, the future undiscounted lease payments for these non-cancellable lease contracts are RMB9,040, which is not reflected in the consolidated balance sheets.